SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Stock Options	$305,565	$(69,571)	$2,851,785	$2,584,933
LTIP Units	-	179,014	-	1,492,073
Stock Grants for Services, Net	(63,189)	1,151,366	58,043	3,041,012
Restricted Stock Grants	-	916,842	437,386	3,727,485

Total Share-Based Compensation	$242,376	$2,177,651	$3,347,214	$10,845,503

	2020	2019

Stock Options	$1,876,225	$11,699,796
Deferred Stock Units	484,932	-
LTIP Units	1,492,073	12,845,773
Stock Grants for Services	3,656,926	5,712,872
Restricted Stock Grants	3,554,968	2,235,773
Warrants	-	227,244

Total Share-Based Compensation	$11,065,124	$32,721,458

Schedule of Block-Scholes option-pricing model

	Nine Months Ended
	March 27,	March 28,
	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	1.05%	1.70%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	116.5%	87.9%
Weighted-Average Expected Life in Years	7.50	7.50
Weighted-Average Estimated Forfeiture Rate	40.0%	40.0%

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	1.60%	1.95%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	91.0%	87.8%
Weighted-Average Expected Life in Years	7.50	6.15
Weighted-Average Estimated Forfeiture Rate	40.0%	33.0%

Stock price volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on Bank of Canada zero coupon bond with a remaining term equal to the expected life of the options. For the year ended June 27, 2020, the fair value of stock options granted with vesting contingent upon achievement of certain price targets was determined using a Monte Carlo simulation model taking into account the fair value of the Company’s Subordinate Voting Shares on the date of grant and into the future encompassing a wide range of possible future market conditions. The following assumptions were used at the time of grant:

	2020	2019

Weighted-Average Stock Price	C$2.65	C$4.10
Weighted-Average Probability	6.0%	6.0%
Weighted-Average Term in Years	3.0	3.0
Weighted-Average Volatility	83.3%	72.0%

Schedule of stock options

	Number of Stock Options	Weighted- Average Exercise Price

Balance as of June 27, 2020	8,618,204	$2.78
Granted	7,318,669
Forfeited	(1,344,375)

Balance as of March 27, 2021	14,592,498	$1.48

Stock Options Exercisable as of March 27, 2021	12,769,339	$1.45

	Number of Stock Options	Weighted-Average Exercise Price

Balance as of July 1, 2018	5,793,374	$4.14

Granted	10,374,075	$3.45
Forfeited	(2,629,347)	$(4.32)

Balance as of June 29, 2019	13,538,102	$4.31

Granted	6,812,552	$1.34
Forfeited	(11,732,450)	$(2.79)

Balance as of June 27, 2020	8,618,204	$2.79

Schedule of LTIP Units and LLC Redeemable Units

Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value
0.74
Balance as of June 27, 2020 and March 27, 2021	19,323,878	725,016	$0.52

			Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value

Balance as of July 1, 2018	30,314,333	1,570,064	$1.56

Redemptions	-	(845,048)	$(3.38)
Forfeiture of LTIP Units (2)	(3,962,422)	-	$(3.38)
Cancellation of LTIP Units (2)	(724,645)	-	$(3.38)
Vesting and Converted (1)(3)	(4,744,911)	-	$(3.38)

Balance as of June 29, 2019	20,882,355	725,016	$0.74

Vesting and Converted (1)(3)	(1,558,477)	-	$(3.38)

Balance as of June 27, 2020	19,323,878	725,016	$0.74

Schedule of deferred stock units

	Issued and Outstanding	Weighted- Average Fair Value

Balance as of June 27, 2020	1,283,567	$0.38

Settled	(1,283,567)	$(0.38)

Balance as of March 27, 2021	-	$-

	Issued and Outstanding	Weighted- Average Fair Value

Balance as of July 1, 2018	-	$-
	-	-
Balance as of June 29, 2019	-	$-

Granted	1,283,567	$0.38

Balance as of June 27, 2020	1,283,567	$0.38

Schedule of restricted stock grants

	Issued and Outstanding	Vested	Weighted- Average Fair Value

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Granted (1)	28,210,512	-	$0.17
Forfeiture of Restricted Stock (2)	(4,240,013)	-	$(0.20)
Redemption of Vested Stock	(8,107,249)	(8,107,249)	$(0.26)
Vesting of Restricted Stock	-	8,533,485	$0.35

Balance as of March 27, 2021	23,022,414	618,695	$0.28

(1)	Issued on December 11, 2020 to certain officers and employees of the Company and vest 37.5%, 12.5%, 37.5%, 12.5% on the 1st, 2nd, 3rd and 4th anniversary, respectively.

(2)	4,240,013 of the restricted stock grants were forfeited upon the resignation of certain employees prior to their vesting.

	Issued and Outstanding	Vested (1)	Weighted- Average Fair Value

Balance as of July 1, 2018	-	-	$-

Granted	4,352,340	336,441	$3.89
Forfeiture of Restricted Stock (2)	(3,000,000)	-	$(4.25)
Redemption of Vested Shares	(333,479)	(333,479)	$(3.07)

Balance as of June 29, 2019	1,018,861	2,962	$3.89

Granted	7,443,954	-	$0.73
Forfeiture of Restricted Stock (2)	(974,103)	-	$2.69
Redemption of Vested Stock	(329,548)	(329,548)	$3.14
Vesting of Restricted Stock	-	519,045	$2.28

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Schedule of Warrants

	Number of Warrants Outstanding			Weighted-Average Exercise Price
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total

Balance as of June 27, 2020	114,998,915	40,455,731	155,454,646	$0.75	$0.60	$0.71

Issued	229,602,951	147,508,516	377,111,467	$0.18	$0.28	$0.21
Exercised	-	(40,000,000)	(40,000,000)	$-	$(0.20)	$(0.20)
Cancelled	(9,796,509)	(40,455,731)	(50,252,240)	$(0.50)	$(0.44)	$(0.45)

Balance as of March 27, 2021	334,805,358	107,508,516	442,313,874	$0.33	$0.28	$0.32

	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	Total	Weighted- Average Exercise Price

Balance as of July 1, 2018	2,415,485	8,797,019	11,212,504	$3.53

Issued	12,999,815	17,234,540	30,234,355	$4.48
Exercised	(897,863)	(3,701,040)	(4,598,903)	$(3.50)
Expired	(1,517,622)	(5,095,979)	(6,613,601)	$(3.54)

Balance as of June 29, 2019	12,999,815	17,234,540	30,234,355	$4.48

Issued	105,239,862	40,455,729	145,695,591	$0.58
Cancelled	(3,240,762)	(17,234,540)	(20,475,302)	$4.66

Balance as of June 27, 2020	114,998,915	40,455,729	155,454,644	$0.71

The following table summarizes the warrants that remain outstanding as of June 27, 2020:

Security Issuable	Exercise Price	Number of Warrants	Expiration Date

MedMen Corp Redeemable Shares	$0.60	40,455,729	December 31, 2022

Total MedMen Corp Redeemable Shares		40,455,729

Subordinate Voting Shares	$3.72	1,647,391	April 23, 2022
Subordinate Voting Shares	$4.29	562,578	April 23, 2022
Subordinate Voting Shares	$3.72	6,589,559	May 22, 2022
Subordinate Voting Shares	$4.29	2,250,314	May 22, 2022
Subordinate Voting Shares	$3.16	2,522,554	July 12, 2022
Subordinate Voting Shares	$3.65	728,737	July 12, 2022
Subordinate Voting Shares	$1.01	3,152,457	November 27, 2022
Subordinate Voting Shares	$1.17	910,709	November 27, 2022
Subordinate Voting Shares	$0.26	80,528,846	March 27, 2025
Subordinate Voting Shares	$0.26	16,105,770	April 24, 2025

Total Subordinate Voting Shares		114,998,915

Total Warrants Outstanding		155,454,644

Schedule of fair value of warrants

	March 27,	June 27
	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	0.13%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	92.06%	88.19%
Weighted-Average Expected Life of Warrants	1 year	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of December 17, 2020:

Weighted-Average Risk-Free Annual Interest Rate	0.16%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	85.39%
Weighted-Average Expected Life of Warrants	1 year

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	2.20%	2.82%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	88.19%	82.93%
Weighted-Average Expected Life of Warrants	1 year	1 year

Stock price volatility was estimated by using the historical volatility of the Company’s Subordinate Voting Shares and the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life in years represents the period of time that warrants issued are expected to be outstanding. The risk-free rate was based on U.S. Treasury bills with a remaining term equal to the expected life of the warrants.

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of April, 24, 2020:

	2020	2019

Weighted-Average Risk-Free Annual Interest Rate	0.16%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	111.76%	88.19%
Weighted-Average Expected Life of Warrants	0.8 year	1 year

Schedule of stock options that remain outstanding

Security Issuable	Exercise Price	Expiration Date	Stock Options Outstanding		Stock Options Exercisable

Subordinate Voting Shares	$3.26	February 2029	316,085	(3)	316,085
Subordinate Voting Shares	$3.41	August 2021	32,974	(4)	32,974
Subordinate Voting Shares	$3.84	July 2023	200,000	(6)	200,000
Subordinate Voting Shares	$4.03	May 2028	1,916,739	(5)	1,426,900
Subordinate Voting Shares	$4.05	August 2028	61,950	(7)	61,950
Subordinate Voting Shares	$4.05	August 2028	376,746	(7)	-
Subordinate Voting Shares	$4.03	October 2028	35,000	(5)	16,041
Subordinate Voting Shares	$5.71	October 2028	466,075	(5)	251,968
Subordinate Voting Shares	$3.42	January 2029	394,980	(5)	298,046
Subordinate Voting Shares	$2.64	None	-	(1)	-
Subordinate Voting Shares	$3.36	February 2029	207,842	(2)	207,842
Subordinate Voting Shares	$3.06	April 2029	238,064	(5)	132,262
Subordinate Voting Shares	$2.79	April 2029	225,106	(5)	71,847
Subordinate Voting Shares	$2.36	May 2029	35,895	(5)	14,014
Subordinate Voting Shares	$2.66	June 2029	63,250	(5)	16,291
Subordinate Voting Shares	$2.17	June 2029	724,645	(8)	724,645
Subordinate Voting Shares	$2.02	July 2029	578,623	(5)	-
Subordinate Voting Shares	$1.99	August 2029	467,660	(5)	-
Subordinate Voting Shares	$1.55	September 2029	269,655	(5)	-
Subordinate Voting Shares	$2.02	None	645,705	(5)	-
Subordinate Voting Shares	$1.38	October 2029	144,260	(5)	-
Subordinate Voting Shares	$0.44	December 2029	249,908	(5)	-
Subordinate Voting Shares	$0.53	January 2030	161,395	(5)	-
Subordinate Voting Shares	$0.53	January 2030	231,630	(5)	231,630
Subordinate Voting Shares	$0.47	January 2030	289,119	(5)	-
Subordinate Voting Shares	$0.27	February 2030	32,000	(5)	-
Subordinate Voting Shares	$0.11	March 2030	46,608	(5)	46,608
Subordinate Voting Shares	$0.38	March 2030	7,000	(5)	-
Subordinate Voting Shares	$0.18	May 2030	199,290	(5)	199,290
			8,618,204		4,248,393

Schedule of fair value grant

	2020	2019

Weighted-Average Stock Price	Nil	C$5.07
Weighted-Average CDN to USD Conversion Rate	Nil	0.76
Weighted-Average Volatility	Nil	72.0%
Weighted-Average Months	Nil	28.72